Acquisition - Estimated fair value of the assets acquired and liabilities (Details) - USD ($) $ in Thousands	Oct. 30, 2020	Jun. 28, 2018
Emza Visual Sense Ltd.
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		$ 170
Current assets, other than cash		335
Property, plant and equipment		27
Deferred tax assets		1,445
Other intangible assets		8,545
Other current liabilities		(2,706)
Deferred tax liabilities		(1,445)
Total identifiable net assets acquired		6,371
Total consideration transferred, acquisition-date fair value		$ 6,371
CM Visual Technology Corp
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$ 7,982
Current assets, other than cash	2,602
Property, plant and equipment	1,906
Other intangible assets	704
Other current liabilities	(3,181)
Total identifiable net assets acquired	10,013
Noncontrolling interests	(3,333)
Total consideration transferred, acquisition-date fair value	$ 6,680